Balance Sheet Components - Schedule of Inventory (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventory [Abstract]
Inventory	$ 7,724,496	$ 7,377,966	$ 7,392,919
Inventory allowance	(904,653)	(904,653)	(1,145,548)
Consigned parts	2,742,275	985,927	1,128,250
Total	$ 9,562,118	$ 7,459,240	$ 7,375,621